Supplemental information (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Supplemental Information [Line Items]
Cash on deposit with financial institutions	$ 26,604	$ 46,229
Guaranteed investment certificates	205	332
Cash and cash equivalents	$ 26,809	$ 46,561	$ 62,775